UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2013

1.850082.106

CEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
Delphi Automotive PLC	21,600	$ 1,054,296
Lear Corp.	9,923	595,182
		1,649,478
Automobiles - 0.0%
Ford Motor Co.	2,413	37,836
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	67,831	1,212,818
McDonald's Corp.	19,114	1,845,839
		3,058,657
Household Durables - 0.7%
PulteGroup, Inc. (a)	55,323	1,194,424
Whirlpool Corp.	2,284	291,804
		1,486,228
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	1,619	435,560
Liberty Media Corp. Interactive Series A (a)	32,617	732,252
		1,167,812
Media - 5.0%
Comcast Corp. Class A	66,450	2,667,968
DIRECTV (a)	23,167	1,416,199
News Corp. Class A	27,896	895,741
Starz - Liberty Capital Series A (a)(e)	46,082	1,063,573
The Walt Disney Co.	36,512	2,303,177
Time Warner Cable, Inc.	16,133	1,540,863
Time Warner, Inc.	2,228	130,048
Viacom, Inc. Class B (non-vtg.)	19,509	1,285,448
		11,303,017
Multiline Retail - 0.5%
Dillard's, Inc. Class A	11,601	1,070,424
Specialty Retail - 3.0%
GameStop Corp. Class A	14,257	472,762
Gap, Inc.	32,007	1,297,884
Home Depot, Inc.	37,328	2,936,220
PetSmart, Inc.	11,786	795,555
TJX Companies, Inc.	26,830	1,357,866
		6,860,287
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	17,539	1,081,455
TOTAL CONSUMER DISCRETIONARY		27,715,194
CONSUMER STAPLES - 11.7%
Beverages - 2.0%
PepsiCo, Inc.	31,998	2,584,478
The Coca-Cola Co.	50,330	2,012,697
		4,597,175

	Shares	Value
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	37,234	$ 2,143,934
Kroger Co.	30,726	1,034,544
Rite Aid Corp. (a)	386,913	1,137,524
Wal-Mart Stores, Inc.	39,578	2,962,018
		7,278,020
Food Products - 3.2%
ConAgra Foods, Inc.	28,187	949,620
General Mills, Inc.	27,282	1,284,437
Hormel Foods Corp.	17,073	679,847
Ingredion, Inc.	683	46,526
Kraft Foods Group, Inc.	21,767	1,200,015
Mondelez International, Inc.	17,235	507,743
The Hershey Co.	14,356	1,279,263
Tyson Foods, Inc. Class A	49,166	1,229,150
		7,176,601
Household Products - 2.7%
Colgate-Palmolive Co.	13,654	789,747
Kimberly-Clark Corp.	16,264	1,574,843
Procter & Gamble Co.	50,202	3,853,506
		6,218,096
Tobacco - 0.6%
Altria Group, Inc.	449	16,209
Philip Morris International, Inc.	13,701	1,245,558
		1,261,767
TOTAL CONSUMER STAPLES		26,531,659
ENERGY - 9.9%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc. (e)	9,591	659,957
Halliburton Co.	4,349	182,006
Schlumberger Ltd.	11,248	821,441
		1,663,404
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	38,579	4,735,572
ConocoPhillips	6,170	378,468
Delek US Holdings, Inc.	29,420	1,060,003
Exxon Mobil Corp.	80,276	7,262,570
HollyFrontier Corp.	15,395	762,053
Marathon Petroleum Corp.	18,186	1,500,345
Occidental Petroleum Corp.	7,667	705,901
Phillips 66	26,784	1,783,011
Tesoro Corp.	20,479	1,262,530
Valero Energy Corp.	26,633	1,082,099
Western Refining, Inc.	7,417	247,505
		20,780,057
TOTAL ENERGY		22,443,461
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.0%
Capital Markets - 3.1%
Franklin Resources, Inc.	6,609	$ 1,023,139
Goldman Sachs Group, Inc.	14,064	2,279,493
Morgan Stanley	67,299	1,743,044
SEI Investments Co.	28,650	876,977
T. Rowe Price Group, Inc.	14,866	1,127,735
		7,050,388
Commercial Banks - 2.6%
Fifth Third Bancorp	56,246	1,023,677
Regions Financial Corp.	66,275	605,091
U.S. Bancorp	12,232	428,854
Wells Fargo & Co.	98,270	3,984,849
		6,042,471
Consumer Finance - 1.9%
American Express Co.	24,944	1,888,510
Discover Financial Services	31,351	1,486,351
SLM Corp.	41,217	978,492
		4,353,353
Diversified Financial Services - 4.6%
Bank of America Corp.	128,027	1,748,849
CBOE Holdings, Inc.	19,357	776,990
Citigroup, Inc.	68,841	3,579,044
JPMorgan Chase & Co.	79,855	4,359,284
		10,464,167
Insurance - 5.2%
American Financial Group, Inc.	71	3,448
Axis Capital Holdings Ltd.	24,533	1,068,657
Berkshire Hathaway, Inc. Class B (a)	30,363	3,463,507
CNA Financial Corp.	9,980	341,017
Everest Re Group Ltd.	3,565	462,060
Fidelity National Financial, Inc. Class A	21,501	565,691
HCC Insurance Holdings, Inc.	8,574	367,396
Marsh & McLennan Companies, Inc.	28,173	1,127,483
PartnerRe Ltd.	12,419	1,125,782
Platinum Underwriters Holdings Ltd.	7,127	406,952
ProAssurance Corp.	1,532	76,906
RenaissanceRe Holdings Ltd.	8,132	699,027
The Travelers Companies, Inc.	18,330	1,534,588
Validus Holdings Ltd.	18,445	666,049
		11,908,563
Real Estate Investment Trusts - 0.2%
Corrections Corp. of America	2,877	101,127
Extra Space Storage, Inc.	615	25,762
Public Storage	1,855	281,589
		408,478

	Shares	Value
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	20,071	$ 858,637
TOTAL FINANCIALS		41,086,057
HEALTH CARE - 13.9%
Biotechnology - 2.0%
Amgen, Inc.	19,682	1,978,631
Biogen Idec, Inc. (a)	4,387	1,041,869
Celgene Corp. (a)	904	111,780
Gilead Sciences, Inc. (a)(e)	4,298	234,155
United Therapeutics Corp. (a)(e)	17,403	1,156,777
		4,523,212
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	45,040	1,651,617
CareFusion Corp. (a)	5,775	212,231
Medtronic, Inc.	29,778	1,518,976
St. Jude Medical, Inc. (e)	20,820	900,049
		4,282,873
Health Care Providers & Services - 3.5%
Aetna, Inc.	11,895	718,220
AmerisourceBergen Corp.	23,593	1,275,909
Cardinal Health, Inc.	22,910	1,075,854
Humana, Inc.	12,013	970,410
McKesson Corp.	7,570	861,920
UnitedHealth Group, Inc.	27,094	1,696,897
WellPoint, Inc.	19,136	1,472,898
		8,072,108
Pharmaceuticals - 6.5%
AbbVie, Inc.	43,505	1,857,228
Bristol-Myers Squibb Co.	8,190	376,822
Eli Lilly & Co.	22,988	1,222,042
Johnson & Johnson	54,347	4,574,930
Merck & Co., Inc.	63,241	2,953,355
Pfizer, Inc.	137,586	3,746,467
		14,730,844
TOTAL HEALTH CARE		31,609,037
INDUSTRIALS - 8.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	15,204	1,172,228
Honeywell International, Inc.	6,619	519,327
L-3 Communications Holdings, Inc.	10,536	896,508
Northrop Grumman Corp.	17,721	1,460,033
Raytheon Co.	17,321	1,154,271
The Boeing Co.	21,876	2,166,162
United Technologies Corp.	4,885	463,587
		7,832,116
Airlines - 0.5%
Southwest Airlines Co.	85,905	1,217,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Cintas Corp.	14	$ 639
Industrial Conglomerates - 2.8%
3M Co.	16,704	1,841,950
General Electric Co.	194,839	4,543,645
		6,385,595
Machinery - 0.4%
CNH Global NV	13,459	583,448
Mueller Industries, Inc.	7,236	394,000
		977,448
Marine - 0.1%
Matson, Inc.	9,179	231,035
Road & Rail - 0.8%
Union Pacific Corp.	11,838	1,830,392
TOTAL INDUSTRIALS		18,474,499
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc. (a)	111,539	605,657
Cisco Systems, Inc.	131,652	3,170,180
QUALCOMM, Inc.	36,777	2,334,604
		6,110,441
Computers & Peripherals - 4.4%
Apple, Inc.	17,049	7,666,587
EMC Corp.	3,121	77,276
NetApp, Inc.	26,957	1,011,696
Western Digital Corp.	21,880	1,385,442
		10,141,001
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	5,372	4,675,843
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	22,080	1,427,472
Computer Sciences Corp.	2,401	107,109
Fidelity National Information Services, Inc.	23,332	1,047,607
IBM Corp.	18,709	3,891,846
MasterCard, Inc. Class A	3,003	1,712,461
Total System Services, Inc.	12,235	287,645
Visa, Inc. Class A	2,098	373,738
		8,847,878

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	109,366	$ 2,655,406
Software - 3.9%
CA Technologies, Inc.	45,934	1,254,458
Microsoft Corp.	141,146	4,923,172
Oracle Corp.	78,535	2,651,342
		8,828,972
TOTAL INFORMATION TECHNOLOGY		41,259,541
MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	4,493	857,983
LyondellBasell Industries NV Class A (e)	17,315	1,154,045
Monsanto Co.	15,509	1,560,826
		3,572,854
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	53,185	408,993
TOTAL MATERIALS		3,981,847
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	69,336	2,426,067
CenturyLink, Inc.	39,295	1,341,924
Verizon Communications, Inc.	30,241	1,466,084
		5,234,075
UTILITIES - 3.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	21,982	1,007,215
Edison International	27,861	1,279,934
NV Energy, Inc.	32,391	759,245
Portland General Electric Co.	13,854	421,716
		3,468,110
Multi-Utilities - 1.2%
Ameren Corp.	25,422	865,365
DTE Energy Co.	12,289	818,570
Public Service Enterprise Group, Inc.	30,543	1,009,141
		2,693,076
Water Utilities - 0.3%
American Water Works Co., Inc.	16,108	643,354
TOTAL UTILITIES		6,804,540
TOTAL COMMON STOCKS (Cost $198,745,581)		225,139,910
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 9/19/13 (f) (Cost $499,881)	$ 500,000	499,929
Money Market Funds - 4.3%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,202,391	$ 5,202,391
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	4,522,700	4,522,700
TOTAL MONEY MARKET FUNDS (Cost $9,725,091)		9,725,091
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $208,970,553)	235,364,930
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(7,752,075)
NET ASSETS - 100%	$ 227,612,855
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,362,050	$ 129,131

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $300,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 10,707
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,715,194	$ 27,715,194	$ -	$ -
Consumer Staples	26,531,659	26,531,659	-	-
Energy	22,443,461	22,443,461	-	-
Financials	41,086,057	41,086,057	-	-
Health Care	31,609,037	31,609,037	-	-
Industrials	18,474,499	18,474,499	-	-
Information Technology	41,259,541	41,259,541	-	-
Materials	3,981,847	3,981,847	-	-
Telecommunication Services	5,234,075	5,234,075	-	-
Utilities	6,804,540	6,804,540	-	-
U.S. Government and Government Agency Obligations	499,929	-	499,929	-
Money Market Funds	9,725,091	9,725,091	-	-
Total Investments in Securities:	$ 235,364,930	$ 234,865,001	$ 499,929	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 129,131	$ 129,131	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $211,193,316. Net unrealized appreciation aggregated $24,171,614, of which $32,514,995 related to appreciated investment securities and $8,343,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2013

1.850083.106

GEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.8%
Delphi Automotive PLC	7,219	$ 352,359
Gentex Corp. (e)	33,714	771,039
Visteon Corp. (a)	7,930	503,317
		1,626,715
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)(e)	16,734	953,001
International Game Technology	56,731	1,014,350
McDonald's Corp.	17,995	1,737,777
Starbucks Corp.	5,201	328,027
		4,033,155
Household Durables - 0.5%
PulteGroup, Inc. (a)(e)	25,772	556,417
Tupperware Brands Corp.	5,992	485,232
		1,041,649
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	5,152	1,386,043
Expedia, Inc.	321	18,445
Liberty Media Corp. Interactive Series A (a)	29,464	661,467
priceline.com, Inc. (a)	346	278,160
		2,344,115
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	11,503	1,098,652
Media - 4.6%
AMC Networks, Inc. Class A (a)	15,480	991,030
Comcast Corp. Class A	51,241	2,057,326
DIRECTV (a)	2,306	140,966
Morningstar, Inc.	2,678	184,193
Scripps Networks Interactive, Inc. Class A	12,280	827,181
Starz - Liberty Capital Series A (a)(e)	43,034	993,225
The Walt Disney Co.	17,464	1,101,629
Time Warner Cable, Inc.	16,110	1,538,666
Viacom, Inc. Class B (non-vtg.)	15,957	1,051,407
		8,885,623
Multiline Retail - 0.9%
Dillard's, Inc. Class A	10,244	945,214
Macy's, Inc.	15,613	754,732
		1,699,946
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	1,559	30,853
Foot Locker, Inc.	18,677	640,995
Gap, Inc.	29,584	1,199,631
Home Depot, Inc.	48,143	3,786,928
O'Reilly Automotive, Inc. (a)	8,326	906,785

	Shares	Value
PetSmart, Inc.	11,047	$ 745,673
TJX Companies, Inc.	29,142	1,474,877
		8,785,742
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	329	19,168
NIKE, Inc. Class B	21,209	1,307,747
		1,326,915
TOTAL CONSUMER DISCRETIONARY		30,842,512
CONSUMER STAPLES - 12.4%
Beverages - 3.2%
PepsiCo, Inc.	38,841	3,137,188
The Coca-Cola Co.	74,561	2,981,694
		6,118,882
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	4,583	502,618
CVS Caremark Corp.	21,666	1,247,528
Kroger Co.	31,599	1,063,938
Rite Aid Corp. (a)	329,328	968,224
Wal-Mart Stores, Inc.	42,567	3,185,714
		6,968,022
Food Products - 2.4%
ConAgra Foods, Inc.	17,080	575,425
General Mills, Inc.	23,865	1,123,564
Hormel Foods Corp. (e)	17,256	687,134
Ingredion, Inc.	8,062	549,183
Kraft Foods Group, Inc.	13,286	732,457
The Hershey Co.	10,321	919,704
		4,587,467
Household Products - 1.7%
Colgate-Palmolive Co.	19,213	1,111,280
Kimberly-Clark Corp.	13,838	1,339,934
Procter & Gamble Co.	12,064	926,033
		3,377,247
Tobacco - 1.5%
Altria Group, Inc.	13,758	496,664
Philip Morris International, Inc.	27,323	2,483,934
		2,980,598
TOTAL CONSUMER STAPLES		24,032,216
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc. (e)	653	44,933
Helmerich & Payne, Inc. (e)	9,280	572,947
Schlumberger Ltd.	23,188	1,693,420
		2,311,300
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	5,045	619,274
Delek US Holdings, Inc.	23,938	862,486
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	6,716	$ 607,597
HollyFrontier Corp.	13,264	656,568
Marathon Petroleum Corp.	11,878	979,935
Phillips 66	14,610	972,588
Tesoro Corp.	15,428	951,136
Western Refining, Inc.	18,684	623,485
		6,273,069
TOTAL ENERGY		8,584,369
FINANCIALS - 6.7%
Capital Markets - 2.4%
Franklin Resources, Inc.	6,101	944,496
Goldman Sachs Group, Inc.	6,038	978,639
SEI Investments Co.	22,927	701,795
T. Rowe Price Group, Inc.	13,397	1,016,296
Waddell & Reed Financial, Inc. Class A (e)	22,961	1,057,124
		4,698,350
Commercial Banks - 0.3%
Wells Fargo & Co.	15,343	622,159
Consumer Finance - 1.4%
American Express Co.	23,627	1,788,800
Discover Financial Services	20,066	951,329
		2,740,129
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	26,112	1,048,136
Insurance - 1.4%
Allied World Assurance Co. HoldingsLtd.	6,691	598,242
The Travelers Companies, Inc.	14,622	1,224,154
Validus Holdings Ltd.	25,452	919,072
		2,741,468
Real Estate Investment Trusts - 0.6%
Corrections Corp. of America	2,553	89,738
Extra Space Storage, Inc.	8,567	358,872
Public Storage	3,278	497,600
Simon Property Group, Inc.	766	127,493
		1,073,703
TOTAL FINANCIALS		12,923,945
HEALTH CARE - 14.0%
Biotechnology - 4.2%
Amgen, Inc.	27,387	2,753,215
Biogen Idec, Inc. (a)	9,636	2,288,454
Celgene Corp. (a)	5,413	669,317
Gilead Sciences, Inc. (a)(e)	21,076	1,148,220

	Shares	Value
Myriad Genetics, Inc. (a)	6,406	$ 205,633
United Therapeutics Corp. (a)(e)	15,568	1,034,805
		8,099,644
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	55,437	2,032,875
Baxter International, Inc.	19,380	1,362,995
Medtronic, Inc.	13,304	678,637
St. Jude Medical, Inc. (e)	18,818	813,502
Thoratec Corp. (a)	15,991	498,439
Zimmer Holdings, Inc.	7,516	590,081
		5,976,529
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	17,504	946,616
Cardinal Health, Inc.	16,996	798,132
Express Scripts Holding Co. (a)	7,997	496,774
McKesson Corp.	10,554	1,201,678
Quest Diagnostics, Inc. (e)	10,892	673,561
WellPoint, Inc.	12,571	967,590
		5,084,351
Pharmaceuticals - 4.1%
AbbVie, Inc.	56,335	2,404,941
Allergan, Inc.	1,731	172,217
Bristol-Myers Squibb Co.	22,051	1,014,567
Eli Lilly & Co.	25,255	1,342,556
Johnson & Johnson	24,885	2,094,819
Mylan, Inc. (a)(e)	29,341	894,314
		7,923,414
TOTAL HEALTH CARE		27,083,938
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	10,363	813,081
Northrop Grumman Corp.	9,959	820,522
Raytheon Co.	8,514	567,373
The Boeing Co.	25,222	2,497,482
United Technologies Corp.	14,951	1,418,850
		6,117,308
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,049	519,609
Airlines - 1.0%
Copa Holdings SA Class A	7,845	1,030,205
Southwest Airlines Co.	69,211	980,720
		2,010,925
Commercial Services & Supplies - 0.3%
ADT Corp.	11,759	477,298
Cintas Corp.	2,192	100,076
Unifirst Corp.	484	45,932
		623,306
Electrical Equipment - 0.7%
Emerson Electric Co.	23,988	1,378,350
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.4%
3M Co.	19,665	$ 2,168,460
General Electric Co.	25,351	591,185
		2,759,645
Machinery - 2.2%
Caterpillar, Inc. (e)	4,323	370,913
Deere & Co. (e)	15,634	1,361,878
Lincoln Electric Holdings, Inc.	18,479	1,105,044
Toro Co.	409	19,493
Valmont Industries, Inc.	4,351	662,788
Wabtec Corp.	7,167	788,442
		4,308,558
Marine - 0.3%
Matson, Inc.	20,147	507,100
Professional Services - 0.2%
Nielsen Holdings B.V.	9,103	308,683
Road & Rail - 1.2%
Union Pacific Corp.	14,593	2,256,370
TOTAL INDUSTRIALS		20,789,854
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Cisco Systems, Inc.	39,073	940,878
Motorola Solutions, Inc.	9,735	564,241
QUALCOMM, Inc.	51,588	3,274,806
		4,779,925
Computers & Peripherals - 7.0%
Apple, Inc.	24,243	10,901,591
EMC Corp.	27,357	677,359
NetApp, Inc.	22,703	852,044
Western Digital Corp.	17,505	1,108,417
		13,539,411
Internet Software & Services - 3.5%
AOL, Inc.	1,851	64,156
eBay, Inc. (a)	11,665	631,077
Google, Inc. Class A (a)	6,894	6,000,607
		6,695,840
IT Services - 7.1%
Accenture PLC Class A	4,609	378,445
Amdocs Ltd.	16,509	589,371
Booz Allen Hamilton Holding Corp.Class A	35,648	621,701
Broadridge Financial Solutions, Inc.	27,293	740,732
Cognizant Technology Solutions Corp. Class A (a)	21,074	1,362,434
IBM Corp.	26,197	5,449,500

	Shares	Value
Jack Henry & Associates, Inc.	14,069	$ 660,258
MasterCard, Inc. Class A	3,444	1,963,941
Syntel, Inc.	2,728	174,346
Total System Services, Inc.	25,963	610,390
Visa, Inc. Class A	7,371	1,313,070
		13,864,188
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	11,432	410,523
Intel Corp.	111,538	2,708,143
Maxim Integrated Products, Inc.	19,812	584,256
Texas Instruments, Inc.	409	14,679
		3,717,601
Software - 6.1%
CA Technologies, Inc.	34,629	945,718
Microsoft Corp.	190,489	6,644,256
Oracle Corp.	110,386	3,726,631
Synopsys, Inc. (a)	14,753	537,747
		11,854,352
TOTAL INFORMATION TECHNOLOGY		54,451,317
MATERIALS - 2.6%
Chemicals - 2.2%
CF Industries Holdings, Inc.	4,735	904,196
E.I. du Pont de Nemours & Co.	6,377	355,773
LyondellBasell Industries NV Class A (e)	9,922	661,301
Monsanto Co.	17,315	1,742,582
Westlake Chemical Corp.	6,488	605,979
		4,269,831
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	17,247	132,629
Packaging Corp. of America	14,957	732,893
		865,522
TOTAL MATERIALS		5,135,353
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,326	46,397
Verizon Communications, Inc.	85,928	4,165,789
		4,212,186
UTILITIES - 0.1%
Water Utilities - 0.1%
Aqua America, Inc. (e)	3,098	96,317
TOTAL COMMON STOCKS (Cost $155,142,083)		188,152,007
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 6/27/13 to 8/22/13 (f) (Cost $199,965)	$ 200,000	$ 199,992
Money Market Funds - 10.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,874,790	7,874,790
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	12,067,250	12,067,250
TOTAL MONEY MARKET FUNDS (Cost $19,942,040)		19,942,040
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $175,284,088)		208,294,039
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(14,452,677)
NET ASSETS - 100%		$ 193,841,362
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
69 CME E-mini S&P 500 Index Contracts	June 2013	$ 5,620,050	$ 49,977

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,239
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,842,512	$ 30,842,512	$ -	$ -
Consumer Staples	24,032,216	24,032,216	-	-
Energy	8,584,369	8,584,369	-	-
Financials	12,923,945	12,923,945	-	-
Health Care	27,083,938	27,083,938	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Industrials	$ 20,789,854	$ 20,789,854	$ -	$ -
Information Technology	54,451,317	54,451,317	-	-
Materials	5,135,353	5,135,353	-	-
Telecommunication Services	4,212,186	4,212,186	-	-
Utilities	96,317	96,317	-	-
U.S. Government and Government Agency Obligations	199,992	-	199,992	-
Money Market Funds	19,942,040	19,942,040	-	-
Total Investments in Securities:	$ 208,294,039	$ 208,094,047	$ 199,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 49,977	$ 49,977	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $175,299,621. Net unrealized appreciation aggregated $32,994,418, of which $34,658,835 related to appreciated investment securities and $1,664,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2013

1.870940.105

IEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 7.0%
Amcor Ltd.	4,062	$ 38,323
ASX Ltd.	3,323	118,416
Australia & New Zealand Banking Group Ltd.	13,586	354,394
BHP Billiton Ltd.	5,913	193,040
Commonwealth Bank of Australia	5,484	348,408
DEXUS Property Group unit	47,022	49,264
Macquarie Group Ltd.	2,327	94,887
National Australia Bank Ltd.	2,844	78,241
Ramsay Health Care Ltd.	2,786	92,079
Rio Tinto Ltd.	96	4,973
Suncorp-Metway Ltd.	10,975	129,947
Telstra Corp. Ltd.	31,221	141,170
The GPT Group unit	27,555	102,049
Wesfarmers Ltd.	358	13,376
Westfield Group unit	9,913	108,806
Westfield Retail Trust unit	41,216	120,953
Westpac Banking Corp.	7,908	213,128
Woolworths Ltd.	2,733	85,932
TOTAL AUSTRALIA		2,287,386
Austria - 0.7%
OMV AG	2,583	120,022
Voestalpine AG	3,561	118,996
TOTAL AUSTRIA		239,018
Belgium - 1.3%
Ageas	1,620	59,830
Anheuser-Busch InBev SA NV	2,768	254,892
Solvay SA Class A	831	120,430
TOTAL BELGIUM		435,152
Bermuda - 0.3%
Noble Group Ltd.	112,000	91,490
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	17	122,229
Novo Nordisk A/S Series B	1,678	271,966
TOTAL DENMARK		394,195
Finland - 0.6%
Metso Corp.	2,482	96,134
Orion Oyj (B Shares)	678	16,796
Sampo Oyj (A Shares)	1,809	74,041
Stora Enso Oyj (R Shares)	11	81
TOTAL FINLAND		187,052
France - 9.6%
AXA SA	7,080	143,831
BNP Paribas SA	3,033	178,678
Bouygues SA	3,816	102,049
Cap Gemini SA	2,784	136,671
Christian Dior SA	269	49,525
Compagnie de St. Gobain	3,666	159,814

	Shares	Value
Danone SA	207	$ 15,266
EDF SA	7,792	178,145
France Telecom SA	13,327	135,157
GDF Suez	6,610	135,314
Imerys	1,526	95,769
Lafarge SA (Bearer)	2,194	157,839
LVMH Moet Hennessy - Louis Vuitton SA	78	13,854
Michelin CGDE Series B	1,725	151,967
PPR SA	670	146,474
Renault SA	2,065	160,395
Sanofi SA	4,182	445,919
Schneider Electric SA	498	39,704
Societe Generale Series A	578	23,184
Thales SA	353	17,238
Total SA	9,072	453,449
Unibail-Rodamco	88	21,646
VINCI SA	3,202	165,203
TOTAL FRANCE		3,127,091
Germany - 7.4%
Allianz AG	1,688	262,729
BASF AG	3,840	375,476
Bayer AG	3,124	336,568
Bayerische Motoren Werke AG (BMW)	991	94,917
Continental AG	1,219	161,054
Daimler AG (Germany)	748	48,037
Deutsche Bank AG	5	232
Deutsche Lufthansa AG	5,717	123,572
Deutsche Post AG	6,243	158,716
Deutsche Telekom AG	1,402	16,105
Hannover Reins Corp.	192	14,554
Metro AG	2,072	70,909
Muenchener Rueckversicherungs AG	713	134,050
SAP AG	1,207	90,329
Siemens AG	3,144	331,417
Suedzucker AG (Bearer)	2,801	95,202
Thyssenkrupp AG (a)	4,593	92,263
TOTAL GERMANY		2,406,130
Greece - 0.3%
Coca-Cola Hellenic Bottling Co. SA	4,253	110,999
Greek Organization of Football Prognostics SA	2	17
TOTAL GREECE		111,016
Hong Kong - 3.7%
Cheung Kong Holdings Ltd.	9,000	126,748
Hang Seng Bank Ltd.	3,800	60,993
Hopewell Holdings Ltd.	29,500	106,221
Hopewell Holdings Ltd. rights (a)	1,180	0
Hysan Development Co. Ltd.	24,005	106,412
Sino Land Ltd.	74,000	109,665
SJM Holdings Ltd.	68,000	184,477
Sun Hung Kai Properties Ltd.	15,788	208,923
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	22,000	$ 194,667
Wheelock and Co. Ltd.	21,000	116,873
TOTAL HONG KONG		1,214,979
Ireland - 0.1%
CRH PLC	1,075	22,701
Italy - 1.4%
Assicurazioni Generali SpA	1	19
Enel SpA	62,465	236,909
ENI SpA	2,294	52,169
EXOR SpA:
rights 6/5/13 (a)	1,263	0
rights 6/5/13 (a)	1,263	0
Fiat Industrial SpA	11,893	137,421
Telecom Italia SpA	51,389	39,780
TOTAL ITALY		466,298
Japan - 21.4%
Aisin Seiki Co. Ltd.	3,200	115,682
Ajinomoto Co., Inc.	7,000	96,374
Aozora Bank Ltd.	34,000	98,133
Asahi Kasei Corp.	17,000	114,333
Bridgestone Corp.	2,800	90,888
Canon, Inc.	5,700	194,760
Central Japan Railway Co.	1,300	143,127
Daicel Chemical Industries Ltd.	14,000	111,812
Daihatsu Motor Co. Ltd.	6,000	127,272
Daiwa House Industry Co. Ltd.	6,000	113,388
Daiwa Securities Group, Inc.	19,000	155,415
DENSO Corp.	4,400	181,792
East Japan Railway Co.	1,100	81,456
Fuji Heavy Industries Ltd.	8,000	180,189
Fujifilm Holdings Corp.	2,000	41,274
Hino Motors Ltd.	4,000	56,754
Honda Motor Co. Ltd.	3,800	141,074
Hoya Corp.	5,600	112,462
Idemitsu Kosan Co. Ltd.	1,300	105,199
INPEX Corp.	26	110,682
Itochu Corp.	11,300	140,036
Japan Tobacco, Inc.	5,800	197,391
Kao Corp.	4,700	147,287
Konica Minolta Holdings, Inc.	10,000	71,432
Marubeni Corp.	1,000	6,905
Mazda Motor Corp. (a)	24,000	92,325
Medipal Holdings Corp.	10,400	138,674
Mitsubishi Heavy Industries Ltd.	6,000	36,727
Mitsubishi UFJ Financial Group, Inc.	17,300	100,401
Mitsui & Co. Ltd.	12,800	160,306
Mizuho Financial Group, Inc.	143,500	273,212
Namco Bandai Holdings, Inc.	5,800	94,014
NEC Corp.	48,000	111,617
Nippon Express Co. Ltd.	21,000	94,047

	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	9,000	$ 22,562
Nippon Telegraph & Telephone Corp.	3,300	162,756
Nissan Motor Co. Ltd.	7,300	78,832
Nitto Denko Corp.	800	47,494
Nomura Holdings, Inc.	22,800	172,880
NTT DoCoMo, Inc.	113	165,095
ORIX Corp.	9,800	129,967
Osaka Gas Co. Ltd.	27,000	109,026
Otsuka Holdings Co. Ltd.	3,700	118,690
Resona Holdings, Inc.	25,800	115,728
Sekisui House Ltd.	8,000	103,711
Seven & i Holdings Co., Ltd.	4,300	146,058
Shionogi & Co. Ltd.	4,400	82,260
Softbank Corp.	300	14,996
Sojitz Corp.	62,900	108,409
Sumitomo Corp.	10,100	126,278
Sumitomo Metal Mining Co. Ltd.	1,000	12,566
Sumitomo Mitsui Financial Group, Inc.	5,800	228,983
Suzuki Motor Corp.	5,200	126,512
Takashimaya Co. Ltd.	5,000	46,435
Tokyo Gas Co. Ltd.	23,000	123,669
Toyoda Gosei Co. Ltd.	4,000	95,939
Toyota Motor Corp.	10,000	583,593
TOTAL JAPAN		6,958,879
Netherlands - 2.5%
European Aeronautic Defence and Space Co. (EADS) NV	3,402	196,547
Heineken Holding NV (A Shares)	1,823	108,130
ING Groep NV (Certificaten Van Aandelen) (a)	3,538	32,991
Koninklijke Ahold NV	8,934	145,440
Koninklijke Philips Electronics NV	5,302	150,132
Royal DSM NV	1,597	105,072
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,870	76,397
TOTAL NETHERLANDS		814,709
New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	44,490	81,683
Norway - 1.5%
DNB ASA	5,322	86,559
Gjensidige Forsikring ASA	2,422	36,730
Orkla ASA (A Shares)	9	76
StatoilHydro ASA	10,300	232,570
Yara International ASA	2,786	124,948
TOTAL NORWAY		480,883
Portugal - 0.0%
Energias de Portugal SA	586	1,888
Portugal Telecom SGPS SA (Reg.)	18	76
TOTAL PORTUGAL		1,964
Singapore - 2.1%
ComfortDelgro Corp. Ltd.	65,000	97,701
Common Stocks - continued
	Shares	Value
Singapore - continued
DBS Group Holdings Ltd.	12,106	$ 163,908
Keppel Ld Ltd.	31,000	91,055
Singapore Technologies Engineering Ltd.	33,000	106,562
United Overseas Bank Ltd.	8,000	135,121
Yangzijiang Shipbuilding Holdings Ltd.	122,000	84,662
TOTAL SINGAPORE		679,009
Spain - 3.2%
Amadeus IT Holding SA Class A	4,243	129,626
Banco Bilbao Vizcaya Argentaria SA	10,050	94,196
Banco Santander SA (Spain)	23,176	165,760
Distribuidora Internacional de Alimentacion SA	9,116	71,909
Gas Natural SDG SA	8,808	183,057
Iberdrola SA	26,912	145,967
Red Electrica Corporacion SA	2,211	117,824
Repsol YPF SA	1,076	24,656
Telefonica SA	7,341	101,005
TOTAL SPAIN		1,034,000
Sweden - 2.2%
Industrivarden AB Series C	9,549	166,374
Investor AB (B Shares)	2,744	79,544
Nordea Bank AB	3,829	47,520
Sandvik AB	8,686	122,880
Skandinaviska Enskilda Banken AB (A Shares)	3,279	34,457
Svenska Cellulosa AB (SCA) (B Shares)	199	4,972
Svenska Handelsbanken AB (A Shares)	2	87
Swedbank AB (A Shares)	3,112	74,801
Telefonaktiebolaget LM Ericsson (B Shares)	15,637	183,686
TOTAL SWEDEN		714,321
Switzerland - 8.5%
ABB Ltd. (Reg.)	1,152	25,206
Actelion Ltd.	2,046	122,493
Compagnie Financiere Richemont SA Series A	216	19,392
Ems-Chemie Holding AG	343	102,227
Givaudan SA	15	19,435
Nestle SA	8,479	561,688
Novartis AG	8,470	606,723
Roche Holding AG (participation certificate)	2,548	637,093
Schindler Holding AG (Reg.)	831	118,360
Swiss Re Ltd.	3,191	235,759
Transocean Ltd. (Switzerland)	3,009	153,589
UBS AG	2,949	51,743
Zurich Insurance Group AG	453	120,421
TOTAL SWITZERLAND		2,774,129

	Shares	Value
United Kingdom - 21.0%
3I Group PLC	26,651	$ 138,002
Aberdeen Asset Management PLC	19,610	138,847
Antofagasta PLC	6,980	100,274
Associated British Foods PLC	4,780	131,601
AstraZeneca PLC:
(United Kingdom)	1,546	79,100
sponsored ADR (e)	3,681	188,651
BAE Systems PLC	7,610	46,840
Barclays PLC	35,080	168,038
BG Group PLC	3,664	67,529
BHP Billiton PLC	2,833	81,463
BP PLC	73,141	522,754
British American Tobacco PLC (United Kingdom)	6,695	367,882
British Sky Broadcasting Group PLC	11,128	131,966
Cobham PLC	25,045	108,757
Compass Group PLC	3,187	41,959
Diageo PLC	3,637	107,437
GlaxoSmithKline PLC	1,351	34,955
GlaxoSmithKline PLC sponsored ADR (e)	8,129	420,838
HSBC Holdings PLC:
(United Kingdom)	35,397	388,342
sponsored ADR (e)	746	40,926
Imperial Tobacco Group PLC	4,140	149,143
ITV PLC	61,891	123,283
J Sainsbury PLC	31,721	180,401
Johnson Matthey PLC	2,715	105,646
Kazakhmys PLC	8,981	44,690
Lloyds Banking Group PLC (a)	7,544	7,012
Marks & Spencer Group PLC	10,622	75,999
Next PLC	2,055	144,222
Pearson PLC	50	929
Prudential PLC	172	2,893
Reckitt Benckiser Group PLC	2,221	159,348
Rexam PLC	14,897	119,963
Rio Tinto PLC	2,387	101,951
Royal & Sun Alliance Insurance Group PLC	74,096	129,694
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,327	277,130
Class B (United Kingdom)	13,707	472,521
SABMiller PLC	701	35,468
Scottish & Southern Energy PLC	111	2,621
Standard Chartered PLC (United Kingdom)	7,177	167,606
Tate & Lyle PLC	8,200	101,728
Tesco PLC	38,898	215,987
TUI Travel PLC	20,150	109,758
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	5,651	$ 237,372
Vodafone Group PLC	189,792	550,039
TOTAL UNITED KINGDOM		6,821,565
TOTAL COMMON STOCKS (Cost $29,215,797)		31,343,650
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.2%
Henkel AG & Co. KGaA	1,779	172,494
ProSiebenSat.1 Media AG	3,205	128,720
Volkswagen AG	462	101,452
TOTAL GERMANY		402,666
Italy - 0.2%
Telecom Italia SpA (Risparmio Shares)	78,802	48,719
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $356,217)		451,385
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% 8/22/13 (f) (Cost $59,991)	$ 60,000	59,996
Money Market Funds - 2.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	504,972	504,972
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	451,125	451,125
TOTAL MONEY MARKET FUNDS (Cost $956,097)		956,097
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $30,588,102)		32,811,128
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(257,411)
NET ASSETS - 100%		$ 32,553,717
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 675,680	$ (24,573)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 98
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,946,655	$ 1,702,991	$ 2,243,664	$ -
Consumer Staples	4,061,159	1,769,073	2,292,086	-
Energy	2,592,270	365,796	2,226,474	-
Financials	7,742,061	2,409,889	5,332,172	-
Health Care	3,592,805	1,722,439	1,870,366	-
Industrials	3,662,900	1,715,464	1,947,436	-
Information Technology	1,071,857	266,297	805,560	-
Materials	2,434,327	1,683,109	751,218	-
Telecommunication Services	1,456,581	97,788	1,358,793	-
Utilities	1,234,420	1,001,725	232,695	-
Government Obligations	59,996	-	59,996	-
Money Market Funds	956,097	956,097	-	-
Total Investments in Securities:	$ 32,811,128	$ 13,690,668	$ 19,120,460	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,573)	$ (24,573)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 7,686,751
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $30,605,737. Net unrealized appreciation aggregated $2,205,391, of which $4,207,142 related to appreciated investment securities and $2,001,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2013

1.870938.105

MCE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 2.8%
BorgWarner, Inc. (a)	915	$ 74,179
Cooper Tire & Rubber Co.	31,779	821,169
Delphi Automotive PLC	33,643	1,642,115
Gentex Corp.	38,298	875,875
Lear Corp.	20,766	1,245,545
Visteon Corp. (a)	17,944	1,138,906
		5,797,789
Distributors - 0.2%
Genuine Parts Co.	6,090	473,437
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	2,373	93,045
International Game Technology	66,133	1,182,458
Marriott Vacations Worldwide Corp. (a)	5,894	260,810
Wyndham Worldwide Corp.	9,570	556,208
Wynn Resorts Ltd.	10,494	1,426,030
		3,518,551
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	3,589	398,989
Newell Rubbermaid, Inc.	28,453	769,369
PulteGroup, Inc. (a)(e)	58,787	1,269,211
Tupperware Brands Corp.	6,970	564,431
Whirlpool Corp.	11,032	1,409,448
		4,411,448
Internet & Catalog Retail - 1.1%
Expedia, Inc.	12,195	700,725
Liberty Media Corp. Interactive Series A (a)	47,004	1,055,240
Netflix, Inc. (a)(e)	1,890	427,613
		2,183,578
Leisure Equipment & Products - 1.3%
Mattel, Inc.	30,281	1,355,075
Polaris Industries, Inc.	11,987	1,144,878
Smith & Wesson Holding Corp. (a)(e)	18,806	171,323
		2,671,276
Media - 2.9%
AMC Networks, Inc. Class A (a)	17,617	1,127,840
Charter Communications, Inc. Class A (a)(e)	11,063	1,238,171
Scripps Networks Interactive, Inc. Class A	17,353	1,168,898
Sirius XM Radio, Inc.	262,696	914,182
Starz - Liberty Capital Series A (a)(e)	64,824	1,496,138
		5,945,229
Multiline Retail - 1.9%
Dillard's, Inc. Class A	12,257	1,130,953
Dollar General Corp. (a)	20,985	1,108,008
Macy's, Inc.	36,607	1,769,582
		4,008,543
Specialty Retail - 2.3%
Foot Locker, Inc.	1,650	56,628

	Shares	Value
Gap, Inc.	35,944	$ 1,457,529
L Brands, Inc.	5,183	259,202
O'Reilly Automotive, Inc. (a)	11,994	1,306,267
PetSmart, Inc.	11,696	789,480
Ross Stores, Inc.	14,093	906,180
		4,775,286
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	14,708	856,888
Hanesbrands, Inc.	22,824	1,138,005
VF Corp.	8,781	1,614,475
		3,609,368
TOTAL CONSUMER DISCRETIONARY		37,394,505
CONSUMER STAPLES - 8.0%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	15,218	565,501
Dr. Pepper Snapple Group, Inc.	23,924	1,100,026
		1,665,527
Food & Staples Retailing - 1.7%
Kroger Co.	48,136	1,620,739
Rite Aid Corp. (a)	358,875	1,055,093
Safeway, Inc. (e)	34,656	797,435
		3,473,267
Food Products - 4.0%
Campbell Soup Co. (e)	29,562	1,265,549
ConAgra Foods, Inc.	37,698	1,270,046
Hormel Foods Corp. (e)	22,682	903,197
Ingredion, Inc.	10,838	738,285
Sanderson Farms, Inc.	2,170	149,556
The Hershey Co.	16,671	1,485,553
The J.M. Smucker Co.	11,283	1,139,132
Tyson Foods, Inc. Class A	52,770	1,319,250
		8,270,568
Household Products - 1.2%
Church & Dwight Co., Inc.	9,672	588,154
Clorox Co. (e)	13,547	1,125,485
Energizer Holdings, Inc.	8,167	781,664
		2,495,303
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	1,887	110,956
Tobacco - 0.2%
Lorillard, Inc.	10,692	453,768
TOTAL CONSUMER STAPLES		16,469,389
ENERGY - 7.1%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc. (e)	13,168	906,090
Helmerich & Payne, Inc. (e)	15,657	966,663
Oceaneering International, Inc.	12,939	937,819
		2,810,572
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.8%
Alon USA Energy, Inc.	22,421	$ 410,529
Continental Resources, Inc. (a)(e)	5,321	431,693
CVR Energy, Inc. (e)	7,278	457,131
Delek US Holdings, Inc.	20,306	731,625
HollyFrontier Corp.	29,583	1,464,359
Marathon Petroleum Corp.	25,100	2,070,750
Murphy Oil Corp. (e)	9,262	586,470
Noble Energy, Inc.	31,452	1,813,208
Tesoro Corp.	22,045	1,359,074
Valero Energy Corp.	46,198	1,877,025
Western Refining, Inc.	22,812	761,236
		11,963,100
TOTAL ENERGY		14,773,672
FINANCIALS - 20.6%
Capital Markets - 3.4%
American Capital Ltd. (a)	65,767	876,674
Ameriprise Financial, Inc.	4,234	345,156
Invesco Ltd.	22,078	744,912
LPL Financial	12,804	474,772
Raymond James Financial, Inc.	16,675	733,200
SEI Investments Co.	32,077	981,877
T. Rowe Price Group, Inc.	23,059	1,749,256
Waddell & Reed Financial, Inc. Class A (e)	23,136	1,065,181
		6,971,028
Commercial Banks - 2.7%
CIT Group, Inc. (a)	27,141	1,250,657
Fifth Third Bancorp	82,729	1,505,668
Huntington Bancshares, Inc.	114,313	885,926
Regions Financial Corp.	125,715	1,147,778
SunTrust Banks, Inc.	23,915	767,432
		5,557,461
Consumer Finance - 1.3%
Credit Acceptance Corp. (a)	5,398	614,616
Discover Financial Services	21,078	999,308
SLM Corp.	45,141	1,071,647
		2,685,571
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	24,064	965,929
Moody's Corp. (e)	2,721	180,783
		1,146,712
Insurance - 7.4%
Allied World Assurance Co. Holdings Ltd.	7,960	711,704
American Financial Group, Inc.	4,226	205,215
American International Group, Inc. warrants 1/19/21 (a)	574	10,562
Aon PLC	25,262	1,608,432

	Shares	Value
Arch Capital Group Ltd. (a)(e)	2,993	$ 153,272
Arthur J. Gallagher & Co.	20,281	885,874
Aspen Insurance Holdings Ltd. (e)	30,680	1,127,183
Axis Capital Holdings Ltd.	28,098	1,223,949
Everest Re Group Ltd.	10,024	1,299,211
Fidelity National Financial, Inc. Class A	18,415	484,499
HCC Insurance Holdings, Inc.	18,165	778,370
Marsh & McLennan Companies, Inc.	18,523	741,290
PartnerRe Ltd.	14,317	1,297,836
ProAssurance Corp.	13,206	662,941
Progressive Corp.	8,060	205,449
Reinsurance Group of America, Inc.	11,612	765,115
RenaissanceRe Holdings Ltd.	10,122	870,087
Validus Holdings Ltd.	24,657	890,364
XL Group PLC Class A	41,609	1,307,771
		15,229,124
Real Estate Investment Trusts - 4.9%
American Capital Agency Corp.	27,448	708,158
Annaly Capital Management, Inc.	16,585	225,224
Camden Property Trust (SBI) (e)	6,879	476,371
Corrections Corp. of America	34,083	1,198,017
Extra Space Storage, Inc.	23,293	975,744
General Growth Properties, Inc.	66,649	1,368,304
HCP, Inc.	16,518	782,623
MFA Financial, Inc.	94,809	832,423
Plum Creek Timber Co., Inc.	6,795	324,122
Potlatch Corp.	4,890	222,153
Rayonier, Inc.	2,191	121,381
Redwood Trust, Inc.	10,289	197,137
Resource Capital Corp.	6,184	38,279
The Geo Group, Inc.	12,022	418,606
Ventas, Inc.	1,141	81,433
Western Asset Mortgage Capital Corp. (e)	32,594	598,100
Weyerhaeuser Co.	51,704	1,541,813
		10,109,888
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	947	86,963
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	19,961	853,932
TOTAL FINANCIALS		42,640,679
HEALTH CARE - 10.7%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	4,559	1,082,717
Pharmacyclics, Inc. (a)	6,212	569,268
Regeneron Pharmaceuticals, Inc. (a)	2,330	563,557
United Therapeutics Corp. (a)(e)	16,661	1,107,457
		3,322,999
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	91,724	847,530
CareFusion Corp. (a)	25,408	933,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)(e)	20,333	$ 1,351,331
Sirona Dental Systems, Inc. (a)	4,090	290,145
St. Jude Medical, Inc. (e)	27,800	1,201,794
Thoratec Corp. (a)	14,730	459,134
Zimmer Holdings, Inc.	19,539	1,534,007
		6,617,685
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	26,748	1,446,532
CIGNA Corp.	21,612	1,467,455
HCA Holdings, Inc.	34,189	1,335,422
Humana, Inc.	16,590	1,340,140
Laboratory Corp. of America Holdings (a)(e)	11,303	1,124,535
Omnicare, Inc.	19,583	901,405
Quest Diagnostics, Inc.	18,550	1,147,132
		8,762,621
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	2,907	215,409
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	13,177	1,624,592
Mylan, Inc. (a)(e)	47,394	1,444,569
Perrigo Co.	257	29,789
Warner Chilcott PLC	6,752	129,638
		3,228,588
TOTAL HEALTH CARE		22,147,302
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	14,478	1,136,813
Exelis, Inc.	11,612	141,086
L-3 Communications Holdings, Inc.	10,012	851,921
Textron, Inc.	21,949	591,745
		2,721,565
Airlines - 1.4%
Copa Holdings SA Class A	565	74,196
Delta Air Lines, Inc. (a)	71,467	1,287,121
Southwest Airlines Co.	101,820	1,442,789
		2,804,106
Building Products - 0.1%
Lennox International, Inc.	1,746	111,727
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	3,136	136,416
Cintas Corp. (e)	10,996	502,022
UniFirst Corp.	6,797	645,035
		1,283,473
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	5,567	171,408

	Shares	Value
Electrical Equipment - 1.1%
AMETEK, Inc.	19,731	$ 851,393
Eaton Corp. PLC	4,637	306,320
Rockwell Automation, Inc. (e)	13,672	1,203,409
		2,361,122
Machinery - 4.9%
AGCO Corp.	15,621	866,497
CNH Global NV	23,133	1,002,816
Crane Co.	12,272	733,252
Dover Corp.	9,227	722,013
Ingersoll-Rand PLC	20,313	1,168,607
Lincoln Electric Holdings, Inc.	6,839	408,972
Parker Hannifin Corp. (e)	13,516	1,348,356
Snap-On, Inc.	3,403	309,979
Trinity Industries, Inc. (e)	26,522	1,085,545
Valmont Industries, Inc.	7,533	1,147,502
WABCO Holdings, Inc. (a)	7,454	562,181
Wabtec Corp.	7,263	799,003
		10,154,723
Professional Services - 1.6%
Equifax, Inc.	9,263	564,117
Nielsen Holdings B.V.	34,652	1,175,049
Robert Half International, Inc.	20,068	697,564
Towers Watson & Co.	10,905	847,100
		3,283,830
TOTAL INDUSTRIALS		22,891,954
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc. (a)	123,409	670,111
Computers & Peripherals - 2.3%
NetApp, Inc.	41,314	1,550,514
SanDisk Corp. (a)	26,926	1,589,173
Western Digital Corp.	25,060	1,586,799
		4,726,486
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	6,617	515,464
Avnet, Inc. (a)	22,008	751,793
		1,267,257
Internet Software & Services - 0.0%
AOL, Inc.	1,935	67,067
IT Services - 2.3%
Amdocs Ltd.	35,324	1,261,067
Computer Sciences Corp.	19,450	867,665
Fidelity National Information Services, Inc.	20,032	899,437
Fiserv, Inc. (a)(e)	4,427	385,857
Genpact Ltd.	22,412	433,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co. (e)	28,452	$ 466,044
Total System Services, Inc.	18,684	439,261
		4,753,003
Office Electronics - 0.5%
Xerox Corp.	118,211	1,039,075
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	22,083	1,014,272
Applied Materials, Inc.	79,400	1,206,880
Avago Technologies Ltd.	24,586	927,138
KLA-Tencor Corp.	20,145	1,133,962
Linear Technology Corp. (e)	29,887	1,120,763
Marvell Technology Group Ltd.	73,059	791,960
Maxim Integrated Products, Inc.	45,450	1,340,321
NVIDIA Corp.	62,954	912,203
		8,447,499
Software - 2.6%
Activision Blizzard, Inc.	53,054	765,569
CA Technologies, Inc.	51,810	1,414,931
Intuit, Inc.	18,406	1,075,647
Symantec Corp.	72,189	1,616,312
Synopsys, Inc. (a)	12,221	445,455
		5,317,914
TOTAL INFORMATION TECHNOLOGY		26,288,412
MATERIALS - 3.9%
Chemicals - 1.8%
Albemarle Corp.	7,773	520,169
CF Industries Holdings, Inc.	7,525	1,436,974
Eastman Chemical Co.	9,112	653,513
Valspar Corp.	434	31,105
Westlake Chemical Corp.	11,860	1,107,724
		3,749,485
Containers & Packaging - 1.6%
Bemis Co., Inc.	18,377	719,460
Graphic Packaging Holding Co. (a)	87,551	673,267
Packaging Corp. of America	22,862	1,120,238
Silgan Holdings, Inc.	15,383	719,463
		3,232,428

	Shares	Value
Paper & Forest Products - 0.5%
International Paper Co.	20,497	$ 945,937
Louisiana-Pacific Corp. (a)	10,175	178,775
		1,124,712
TOTAL MATERIALS		8,106,625
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (a)	1,167	83,149
UTILITIES - 5.8%
Electric Utilities - 2.6%
Edison International	34,444	1,582,357
Entergy Corp.	8,203	565,023
NV Energy, Inc.	45,443	1,065,184
Pinnacle West Capital Corp.	17,155	968,914
Xcel Energy, Inc.	41,828	1,201,300
		5,382,778
Gas Utilities - 0.2%
National Fuel Gas Co. (e)	7,414	453,737
Multi-Utilities - 2.6%
Alliant Energy Corp.	15,318	754,565
Ameren Corp.	29,820	1,015,073
CenterPoint Energy, Inc.	41,723	967,139
CMS Energy Corp.	1,520	40,964
DTE Energy Co.	20,053	1,335,730
SCANA Corp.	4,456	224,761
Wisconsin Energy Corp. (e)	26,642	1,087,260
		5,425,492
Water Utilities - 0.4%
American Water Works Co., Inc.	20,471	817,603
TOTAL UTILITIES		12,079,610
TOTAL COMMON STOCKS (Cost $181,371,633)		202,875,297
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 6/27/13 (f) (Cost $99,991)	$ 100,000	99,999
Money Market Funds - 14.0%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,036,377	$ 3,036,377
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	26,035,950	26,035,950
TOTAL MONEY MARKET FUNDS (Cost $29,072,327)		29,072,327
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $210,543,951)	232,047,623
NET OTHER ASSETS (LIABILITIES) - (12.1)%	(25,027,807)
NET ASSETS - 100%	$ 207,019,816
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 4,023,560	$ 96,612

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,605
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,394,505	$ 37,394,505	$ -	$ -
Consumer Staples	16,469,389	16,469,389	-	-
Energy	14,773,672	14,773,672	-	-
Financials	42,640,679	42,640,679	-	-
Health Care	22,147,302	22,147,302	-	-
Industrials	22,891,954	22,891,954	-	-
Information Technology	26,288,412	26,288,412	-	-
Materials	8,106,625	8,106,625	-	-
Telecommunication Services	83,149	83,149	-	-
Utilities	12,079,610	12,079,610	-	-
U.S. Government and Government Agency Obligations	99,999	-	99,999	-
Money Market Funds	29,072,327	29,072,327	-	-
Total Investments in Securities:	$ 232,047,623	$ 231,947,624	$ 99,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 96,612	$ 96,612	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $210,567,308. Net unrealized appreciation aggregated $21,480,315, of which $24,267,457 related to appreciated investment securities and $2,787,142 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2013

1.870936.105

SCE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	47,356	$ 1,223,679
Dana Holding Corp.	25,016	473,303
Drew Industries, Inc.	5,505	208,089
Exide Technologies (a)(e)	45,147	20,406
Standard Motor Products, Inc.	22,682	766,652
Superior Industries International, Inc.	5,117	93,181
Tenneco, Inc. (a)	13,454	596,819
		3,382,129
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,891	111,928
Pool Corp.	4,880	251,076
VOXX International Corp. (a)	15,365	170,859
		533,863
Diversified Consumer Services - 0.4%
Hillenbrand, Inc.	30,519	728,183
Regis Corp. (e)	5,688	104,716
		832,899
Hotels, Restaurants & Leisure - 4.4%
AFC Enterprises, Inc. (a)	1,626	59,284
Ameristar Casinos, Inc.	4,046	106,005
Bloomin' Brands, Inc.	20,610	479,389
Bob Evans Farms, Inc.	16,983	783,935
Churchill Downs, Inc.	1,179	98,965
Cracker Barrel Old Country Store, Inc.	13,431	1,201,537
Einstein Noah Restaurant Group, Inc.	3,732	52,248
Jack in the Box, Inc. (a)	25,970	947,645
Krispy Kreme Doughnuts, Inc. (a)	24,960	432,307
Life Time Fitness, Inc. (a)	4,825	240,478
Marcus Corp.	5,347	68,709
Marriott Vacations Worldwide Corp. (a)	21,275	941,419
Multimedia Games Holding Co., Inc. (a)	31,400	803,526
Papa John's International, Inc. (a)	13,145	846,932
Six Flags Entertainment Corp.	7,459	556,218
Sonic Corp. (a)(e)	40,279	528,863
Texas Roadhouse, Inc. Class A	46,481	1,099,276
The Cheesecake Factory, Inc.	4,311	172,095
		9,418,831
Household Durables - 1.7%
American Greetings Corp. Class A	6,104	112,314
Flexsteel Industries, Inc.	27,167	617,506
iRobot Corp. (a)	241	8,143
KB Home	11,868	262,995
M.D.C. Holdings, Inc.	16,893	626,899
NACCO Industries, Inc. Class A	12,573	704,339
Ryland Group, Inc.	10,657	482,549
Tupperware Brands Corp.	10,177	824,133
		3,638,878
Leisure Equipment & Products - 0.8%
Brunswick Corp. (e)	16,769	562,935

	Shares	Value
Leapfrog Enterprises, Inc. Class A (a)	965	$ 9,235
Smith & Wesson Holding Corp. (a)(e)	116,902	1,064,977
		1,637,147
Media - 1.7%
Belo Corp. Series A	13,650	153,153
Fisher Communications, Inc.	14,309	588,243
Global Sources Ltd. (a)	50,173	341,678
Harte-Hanks, Inc.	8,325	74,426
Live Nation Entertainment, Inc. (a)	5,391	73,372
Loral Space & Communications Ltd. (e)	9,995	601,899
Nexstar Broadcasting Group, Inc. Class A	28,083	786,324
Sinclair Broadcast Group, Inc. Class A	33,838	914,641
		3,533,736
Specialty Retail - 2.5%
Barnes & Noble, Inc. (a)	27,920	628,200
Big 5 Sporting Goods Corp.	43,981	880,060
Brown Shoe Co., Inc.	5,835	121,368
Conn's, Inc. (a)(e)	10,591	521,395
Destination Maternity Corp.	8,327	207,426
Express, Inc. (a)	14,769	321,964
Finish Line, Inc. Class A	2,779	58,526
Francescas Holdings Corp. (a)	12,740	363,727
Genesco, Inc. (a)	1,643	111,034
Haverty Furniture Companies, Inc.	4,848	119,358
Penske Automotive Group, Inc.	6,691	214,848
Rent-A-Center, Inc.	3,918	143,320
The Cato Corp. Class A (sub. vtg.)	16,014	398,749
The Children's Place Retail Stores, Inc. (a)	2,097	111,833
The Men's Wearhouse, Inc.	31,950	1,156,590
		5,358,398
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)(e)	5,429	163,359
Movado Group, Inc.	18,356	662,652
Perry Ellis International, Inc.	6,635	140,065
Steven Madden Ltd. (a)	3,946	191,381
The Jones Group, Inc.	15,931	232,115
True Religion Apparel, Inc.	20,233	644,219
Tumi Holdings, Inc. (a)	4,132	100,201
		2,133,992
TOTAL CONSUMER DISCRETIONARY		30,469,873
CONSUMER STAPLES - 4.6%
Beverages - 0.0%
Coca-Cola Bottling Co. CONSOLIDATED	1,337	79,939
Food & Staples Retailing - 0.9%
Andersons, Inc.	2,989	152,260
Harris Teeter Supermarkets, Inc.	8,831	415,057
Rite Aid Corp. (a)	461,555	1,356,972
		1,924,289
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.8%
Cal-Maine Foods, Inc.	17,170	$ 768,186
Fresh Del Monte Produce, Inc.	28,642	766,746
Hain Celestial Group, Inc. (a)	5,809	386,996
J&J Snack Foods Corp.	10,083	765,300
Lancaster Colony Corp.	1,866	153,889
Omega Protein Corp. (a)	16,099	175,801
Pilgrims Pride Corp. (a)	99,938	1,195,258
Post Holdings, Inc. (a)	4,150	175,089
Sanderson Farms, Inc. (e)	17,480	1,204,722
Seneca Foods Corp. Class A (a)	4,947	158,057
TreeHouse Foods, Inc. (a)	3,253	213,006
		5,963,050
Household Products - 0.2%
Orchids Paper Products Co.	13,676	342,174
WD-40 Co.	2,195	119,057
		461,231
Personal Products - 0.7%
Inter Parfums, Inc.	1,645	49,317
MediFast, Inc. (a)	10,398	299,566
Nature's Sunshine Products, Inc.	4,824	74,193
Nu Skin Enterprises, Inc. Class A	16,123	948,032
Nutraceutical International Corp.	1,351	26,696
		1,397,804
TOTAL CONSUMER STAPLES		9,826,313
ENERGY - 4.4%
Energy Equipment & Services - 2.3%
Bristow Group, Inc.	17,779	1,117,410
C&J Energy Services, Inc. (a)	3,860	71,796
Dril-Quip, Inc. (a)	6,938	627,542
Exterran Holdings, Inc. (a)	26,745	773,465
Geospace Technologies Corp. (a)(e)	7,949	690,450
Gulf Island Fabrication, Inc.	5,830	120,273
Hercules Offshore, Inc. (a)	108,989	753,114
ION Geophysical Corp. (a)(e)	16,388	104,719
Matrix Service Co. (a)	15,597	257,195
Parker Drilling Co. (a)	15,768	70,325
RigNet, Inc. (a)	8,411	209,770
		4,796,059
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	607	38,022
Alon USA Energy, Inc.	48,069	880,143
CVR Energy, Inc.	5,719	359,210
Delek US Holdings, Inc.	25,149	906,118
DHT Holdings, Inc.	4,334	20,066
Renewable Energy Group, Inc. (a)(e)	11,361	153,714
Rex American Resources Corp. (a)	11,688	326,329
Rosetta Resources, Inc. (a)	22,146	1,037,762
SemGroup Corp. Class A	2,407	125,934

	Shares	Value
VAALCO Energy, Inc. (a)(e)	47,335	$ 289,690
Warren Resources, Inc. (a)	2,606	7,636
Western Refining, Inc.	9,783	326,459
		4,471,083
TOTAL ENERGY		9,267,142
FINANCIALS - 22.2%
Capital Markets - 2.3%
American Capital Ltd. (a)	54,126	721,500
Apollo Investment Corp.	86,159	714,258
Arlington Asset Investment Corp. (e)	7,623	207,803
Calamos Asset Management, Inc. Class A	6,701	70,495
Evercore Partners, Inc. Class A	17,997	714,841
FBR & Co. (a)	2,325	56,265
Fifth Street Finance Corp.	14,481	152,051
FXCM, Inc. Class A	5,023	69,669
Greenhill & Co., Inc.	2,543	126,667
Investment Technology Group, Inc. (a)	11,601	160,210
MCG Capital Corp.	27,528	136,264
New Mountain Finance Corp.	6,840	104,173
Piper Jaffray Companies (a)(e)	11,685	417,271
Solar Capital Ltd.	21,925	504,275
TCP Capital Corp.	46,778	748,448
TICC Capital Corp.	5,981	58,674
		4,962,864
Commercial Banks - 4.0%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	27,093	621,242
Bank of Marin Bancorp	2,071	80,686
Banner Bank	24,410	783,073
Central Pacific Financial Corp. (a)	25,078	459,931
Citizens & Northern Corp.	4,264	83,148
Eagle Bancorp, Inc., Maryland	7,064	159,011
First Bancorp, Puerto Rico (a)	58,767	359,066
First Community Bancshares, Inc.	5,421	82,562
First Financial Holdings, Inc.	2,834	59,712
First Interstate Bancsystem, Inc.	1,730	34,237
First Merchants Corp.	27,302	452,121
FirstMerit Corp.	24,562	463,485
Hanmi Financial Corp. (a)(e)	53,041	834,865
MainSource Financial Group, Inc.	2,614	36,335
MB Financial, Inc.	38,302	977,084
Mercantile Bank Corp.	795	13,348
Merchants Bancshares, Inc.	13,591	385,577
NBT Bancorp, Inc.	3,895	77,433
Peoples Bancorp, Inc.	3,785	75,851
Pinnacle Financial Partners, Inc. (a)(e)	3,939	98,869
PrivateBancorp, Inc.	24,616	476,566
Republic Bancorp, Inc., Kentucky Class A	3,496	83,240
SCBT Financial Corp.	2,074	103,804
State Bank Financial Corp.	2,987	46,209
StellarOne Corp.	2,115	33,100
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	11,704	$ 264,744
Susquehanna Bancshares, Inc. (e)	7,893	94,795
Umpqua Holdings Corp.	7,450	100,724
Union First Market Bankshares Corp.	4,028	80,641
Washington Trust Bancorp, Inc.	7,012	195,495
WesBanco, Inc.	6,571	164,604
Wilshire Bancorp, Inc.	95,196	628,294
		8,409,852
Consumer Finance - 1.7%
Cash America International, Inc.	15,320	730,917
Credit Acceptance Corp. (a)	5,992	682,249
Encore Capital Group, Inc. (a)	7,710	275,016
EZCORP, Inc. (non-vtg.) Class A (a)	11,586	221,640
Green Dot Corp. Class A (a)(e)	5,855	105,214
Nelnet, Inc. Class A	30,622	1,196,095
World Acceptance Corp. (a)(e)	3,609	333,327
		3,544,458
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	21,128	916,110
Marlin Business Services Corp.	19,403	453,642
Vector Capital Corp. rights (a)	8,300	0
		1,369,752
Insurance - 3.1%
Argo Group International Holdings, Ltd.	17,705	701,295
Enstar Group Ltd. (a)	2,216	279,814
FBL Financial Group, Inc. Class A	8,943	367,468
First American Financial Corp.	51,605	1,232,327
Hilltop Holdings, Inc. (a)	8,327	133,232
Horace Mann Educators Corp.	31,396	762,923
Maiden Holdings Ltd.	26,939	287,709
Montpelier Re Holdings Ltd. (e)	11,511	287,660
Platinum Underwriters Holdings Ltd.	19,677	1,123,557
Primerica, Inc.	16,591	584,335
ProAssurance Corp.	16,170	811,734
		6,572,054
Real Estate Investment Trusts - 7.8%
AG Mortgage Investment Trust, Inc. (e)	25,321	579,598
American Capital Mortgage Investment Corp.	38,576	812,796
Anworth Mortgage Asset Corp.	103,721	583,949
Apollo Commercial Real Estate Finance, Inc.	47,814	797,059
Apollo Residential Mortgage, Inc.	35,546	677,507
Capstead Mortgage Corp. (e)	52,666	646,738
Cousins Properties, Inc.	21,003	216,751
DCT Industrial Trust, Inc.	79,493	586,658
Extra Space Storage, Inc.	21,285	891,629
Franklin Street Properties Corp.	7,815	106,440
Government Properties Income Trust (e)	4,661	113,309
Gyrodyne Co. of America, Inc.	573	41,915

	Shares	Value
Highwoods Properties, Inc. (SBI) (e)	24,039	$ 875,500
JAVELIN Mortgage Investment Corp.	5,165	79,489
MFA Financial, Inc.	106,157	932,058
PennyMac Mortgage Investment Trust	2,308	49,968
Potlatch Corp.	19,756	897,515
PS Business Parks, Inc.	5,950	454,045
Redwood Trust, Inc.	54,648	1,047,056
Resource Capital Corp.	121,405	751,497
RLJ Lodging Trust (e)	47,931	1,110,082
Ryman Hospitality Properties, Inc. (e)	12,364	473,047
Select Income (REIT) (e)	12,344	336,127
Sovran Self Storage, Inc.	17,372	1,126,922
Spirit Realty Capital, Inc.	35,479	712,064
Starwood Property Trust, Inc.	3,635	92,220
The Geo Group, Inc.	35,411	1,233,011
Western Asset Mortgage Capital Corp. (e)	19,237	352,999
		16,577,949
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (a)(e)	5,350	123,425
Thrifts & Mortgage Finance - 2.6%
Dime Community Bancshares, Inc.	42,698	615,278
Doral Financial Corp. (a)	215,911	218,070
EverBank Financial Corp.	53,606	841,614
Farmer Mac Class C (non-vtg.)	4,466	134,293
Flagstar Bancorp, Inc. (a)(e)	56,241	787,936
Flushing Financial Corp.	11,254	175,900
Fox Chase Bancorp, Inc.	3,507	58,111
Home Loan Servicing Solutions Ltd.	13,001	296,943
HomeStreet, Inc.	24,786	566,608
Nationstar Mortgage Holdings, Inc. (a)(e)	13,417	546,206
Ocwen Financial Corp. (a)	11,458	490,173
Provident Financial Holdings, Inc.	4,990	75,948
Simplicity Bancorp, Inc.	4,532	63,675
WSFS Financial Corp.	15,133	760,282
		5,631,037
TOTAL FINANCIALS		47,191,391
HEALTH CARE - 10.9%
Biotechnology - 2.3%
Alkermes PLC (a)(e)	27,313	853,531
Cepheid, Inc. (a)(e)	3,494	121,451
Cubist Pharmaceuticals, Inc. (a)	14,478	795,566
Emergent BioSolutions, Inc. (a)	17,527	248,883
Infinity Pharmaceuticals, Inc. (a)	13,071	352,263
Isis Pharmaceuticals, Inc. (a)(e)	9,984	216,154
PDL BioPharma, Inc. (e)	47,049	388,154
Pharmacyclics, Inc. (a)	11,344	1,039,564
Seattle Genetics, Inc. (a)	22,475	771,342
Theravance, Inc. (a)	2,803	98,217
		4,885,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	6,688	$ 239,096
CONMED Corp.	6,019	198,206
Cyberonics, Inc. (a)(e)	16,442	784,448
Greatbatch, Inc. (a)(e)	9,734	313,532
Integra LifeSciences Holdings Corp. (a)(e)	12,350	467,942
Invacare Corp. (e)	16,072	249,116
Natus Medical, Inc. (a)	4,741	66,801
RTI Biologics, Inc. (a)	66,029	267,417
Sirona Dental Systems, Inc. (a)	11,697	829,785
SurModics, Inc. (a)	13,432	318,876
Thoratec Corp. (a)	29,126	907,857
Vascular Solutions, Inc. (a)	5,623	85,301
West Pharmaceutical Services, Inc.	10,105	692,698
		5,421,075
Health Care Providers & Services - 4.5%
Air Methods Corp. (e)	14,341	536,927
Alliance Healthcare Services, Inc. (a)	79,352	1,286,296
AMN Healthcare Services, Inc. (a)	10,055	134,636
AmSurg Corp. (a)	13,200	468,996
Chemed Corp.	12,856	900,177
Corvel Corp. (a)	1,760	91,397
Five Star Quality Care, Inc. (a)	73,325	376,157
Gentiva Health Services, Inc. (a)(e)	21,266	226,696
Hanger, Inc. (a)	23,013	734,345
HealthSouth Corp. (a)	5,170	151,429
Magellan Health Services, Inc. (a)	17,960	978,820
Molina Healthcare, Inc. (a)(e)	8,827	333,661
National Healthcare Corp.	7,319	347,579
PharMerica Corp. (a)	2,788	43,521
Providence Service Corp. (a)(e)	19,555	515,470
Select Medical Holdings Corp.	82,190	649,301
Team Health Holdings, Inc. (a)	22,492	878,762
The Ensign Group, Inc.	1,275	45,989
Triple-S Management Corp. (a)	1,856	39,292
Universal American Spin Corp.	25,783	235,141
Vanguard Health Systems, Inc. (a)	50,398	671,301
		9,645,893
Health Care Technology - 0.4%
Omnicell, Inc. (a)	45,329	821,815
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	10,895	149,915
PAREXEL International Corp. (a)(e)	15,491	707,784
		857,699
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)(e)	10,927	742,708

	Shares	Value
Pozen, Inc. (a)	30,816	$ 163,325
Santarus, Inc. (a)	23,512	523,612
		1,429,645
TOTAL HEALTH CARE		23,061,252
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.8%
AAR Corp. (e)	31,643	634,759
American Science & Engineering, Inc.	11,052	663,562
Cubic Corp. (e)	1,675	79,730
Curtiss-Wright Corp. (e)	20,914	760,433
Esterline Technologies Corp. (a)	9,987	732,946
LMI Aerospace, Inc. (a)	2,490	47,260
Moog, Inc. Class A (a)	12,068	604,245
Taser International, Inc. (a)	43,935	416,943
		3,939,878
Air Freight & Logistics - 0.1%
Forward Air Corp.	4,239	164,346
Park-Ohio Holdings Corp. (a)	2,095	77,913
		242,259
Airlines - 1.7%
Alaska Air Group, Inc. (a)(e)	27,161	1,543,288
Republic Airways Holdings, Inc. (a)	46,360	497,443
SkyWest, Inc.	61,853	867,798
Spirit Airlines, Inc. (a)	22,689	690,426
		3,598,955
Building Products - 1.2%
A.O. Smith Corp.	23,388	916,810
Apogee Enterprises, Inc.	32,955	879,239
Gibraltar Industries, Inc. (a)(e)	5,729	92,982
Insteel Industries, Inc.	1,552	27,796
USG Corp. (a)	20,242	553,214
		2,470,041
Commercial Services & Supplies - 1.9%
Consolidated Graphics, Inc. (a)	5,200	242,632
Deluxe Corp. (e)	3,809	142,457
G&K Services, Inc. Class A	21,653	1,046,056
Intersections, Inc. (e)	26,710	246,533
Kimball International, Inc. Class B	35,487	347,418
Mine Safety Appliances Co.	5,430	271,066
Performant Financial Corp.	7,224	79,681
Steelcase, Inc. Class A	30,700	424,888
UniFirst Corp.	11,082	1,051,682
Viad Corp.	10,222	252,075
		4,104,488
Construction & Engineering - 1.3%
Argan, Inc. (e)	36,174	587,828
Dycom Industries, Inc. (a)	18,441	419,533
EMCOR Group, Inc.	11,587	460,583
Granite Construction, Inc.	25,730	794,028
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MYR Group, Inc. (a)	4,035	$ 81,668
Primoris Services Corp.	15,692	334,397
		2,678,037
Electrical Equipment - 0.5%
AZZ, Inc.	3,285	136,262
Generac Holdings, Inc. (e)	19,433	787,037
Powell Industries, Inc. (a)	1,775	83,922
		1,007,221
Machinery - 2.7%
Alamo Group, Inc.	1,344	57,120
Albany International Corp. Class A	3,659	116,137
American Railcar Industries, Inc.	15,000	510,000
CLARCOR, Inc.	1,197	64,925
Hurco Companies, Inc. (a)	2,302	66,067
Hyster-Yale Materials Handling Class A	18,622	1,150,840
John Bean Technologies Corp.	4,062	87,739
Kadant, Inc.	19,609	586,701
Kaydon Corp.	5,268	142,447
L.B. Foster Co. Class A	3,453	153,002
Lindsay Corp.	12,266	996,613
Lydall, Inc. (a)	1,952	28,226
Mueller Industries, Inc.	17,027	927,120
Mueller Water Products, Inc. Class A	10,449	79,517
RBC Bearings, Inc. (a)	2,383	116,672
Standex International Corp.	3,190	166,422
Tennant Co.	5,786	285,481
Watts Water Technologies, Inc. Class A	656	31,226
Woodward, Inc.	6,783	265,554
		5,831,809
Professional Services - 1.2%
Barrett Business Services, Inc.	15,294	892,099
Insperity, Inc.	16,649	502,134
Kelly Services, Inc. Class A (non-vtg.)	15,683	277,746
Korn/Ferry International (a)	10,355	181,213
Navigant Consulting, Inc. (a)	2,751	36,258
Resources Connection, Inc.	13,843	151,719
TrueBlue, Inc. (a)	6,881	161,979
WageWorks, Inc. (a)	12,540	363,284
		2,566,432
Road & Rail - 2.0%
AMERCO	2,321	400,140
Celadon Group, Inc. (e)	10,278	200,524
Heartland Express, Inc. (e)	31,870	457,335
Knight Transportation, Inc.	2,821	48,352
Old Dominion Freight Lines, Inc. (a)	14,422	621,011
Roadrunner Transportation Systems, Inc. (a)	4,621	128,002
Saia, Inc. (a)	12,809	612,078
Swift Transporation Co. (a)(e)	65,734	1,106,961

	Shares	Value
Universal Truckload Services, Inc. (a)	4,522	$ 115,537
Werner Enterprises, Inc. (e)	22,339	559,145
		4,249,085
Trading Companies & Distributors - 0.8%
Aceto Corp.	7,670	97,639
Aircastle Ltd.	56,593	895,301
Applied Industrial Technologies, Inc.	11,980	575,879
DXP Enterprises, Inc. (a)	806	47,610
H&E Equipment Services, Inc. (e)	7,338	164,224
		1,780,653
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)(e)	6,883	120,797
TOTAL INDUSTRIALS		32,589,655
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.5%
ADTRAN, Inc.	9,945	229,928
Anaren, Inc. (a)	19,261	462,649
Arris Group, Inc. (a)(e)	73,966	1,119,106
Black Box Corp.	25,460	685,129
Communications Systems, Inc.	6,165	62,698
Comtech Telecommunications Corp.	21,392	564,749
Emulex Corp. (a)	36,056	224,629
Finisar Corp. (a)	24,851	325,548
Harmonic, Inc. (a)	23,062	140,678
InterDigital, Inc.	1,829	84,116
Ixia (a)	13,998	220,049
NETGEAR, Inc. (a)	4,790	159,411
Oplink Communications, Inc. (a)	2,734	46,533
Plantronics, Inc.	12,837	593,069
Tellabs, Inc. (e)	58,222	120,520
Tessco Technologies, Inc.	15,426	352,638
		5,391,450
Computers & Peripherals - 1.6%
Cray, Inc. (a)(e)	30,325	552,218
Electronics for Imaging, Inc. (a)	25,798	719,506
QLogic Corp. (a)	90,319	879,707
Super Micro Computer, Inc. (a)(e)	6,488	66,891
Synaptics, Inc. (a)(e)	26,289	1,084,684
		3,303,006
Electronic Equipment & Components - 2.3%
Anixter International, Inc. (e)	16,178	1,241,338
Benchmark Electronics, Inc. (a)	49,146	958,347
Checkpoint Systems, Inc. (a)	6,451	88,121
Coherent, Inc.	2,268	130,183
Daktronics, Inc.	5,900	60,593
Electro Scientific Industries, Inc.	42,703	484,679
Insight Enterprises, Inc. (a)	15,686	301,956
Newport Corp. (a)	9,288	122,230
PC Connection, Inc.	3,202	53,762
Plexus Corp. (a)	7,376	215,232
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Sanmina Corp. (a)	6,366	$ 86,450
ScanSource, Inc. (a)	2,647	84,519
SYNNEX Corp. (a)(e)	24,725	1,002,599
Vishay Precision Group, Inc. (a)(e)	1,939	28,038
		4,858,047
Internet Software & Services - 0.3%
XO Group, Inc. (a)	15,432	159,567
Zillow, Inc. (a)(e)	7,978	447,885
		607,452
IT Services - 2.4%
Acxiom Corp. (a)	41,630	915,444
CACI International, Inc. Class A (a)(e)	8,946	573,796
Convergys Corp. (e)	18,690	339,597
CSG Systems International, Inc. (a)	5,090	110,097
Global Cash Access Holdings, Inc. (a)	76,203	502,940
Jack Henry & Associates, Inc.	20,635	968,401
Maximus, Inc.	6,033	450,243
NCI, Inc. Class A (a)	7,084	33,507
Syntel, Inc.	3,939	251,741
Teletech Holdings, Inc. (a)	27,898	627,426
Unisys Corp. (a)	13,199	272,559
		5,045,751
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (a)(e)	21,227	390,577
Ambarella, Inc. (a)	18,295	295,830
Cabot Microelectronics Corp. (a)(e)	5,860	209,495
Cirrus Logic, Inc. (a)(e)	19,978	364,599
Exar Corp. (a)	4,289	48,380
Intersil Corp. Class A	23,754	194,783
Kulicke & Soffa Industries, Inc. (a)	79,216	982,278
Spansion, Inc. Class A (a)	12,332	168,948
Ultratech, Inc. (a)(e)	13,068	476,459
		3,131,349
Software - 3.4%
Actuate Corp. (a)	21,422	144,599
Advent Software, Inc. (a)	5,826	193,307
Aspen Technology, Inc. (a)	47,612	1,457,879
CommVault Systems, Inc. (a)	10,191	713,370
Fair Isaac Corp.	8,518	418,063
Infoblox, Inc. (a)	9,797	238,361
Manhattan Associates, Inc. (a)	15,932	1,195,378
Monotype Imaging Holdings, Inc.	36,163	823,070
NetScout Systems, Inc. (a)	29,429	716,596
Pegasystems, Inc.	4,174	134,945
Progress Software Corp. (a)(e)	16,896	397,225
QAD, Inc.:
Class A	5,005	62,713
Class B	3,690	38,930

	Shares	Value
TeleCommunication Systems, Inc. Class A (a)	155,858	$ 366,266
TeleNav, Inc. (a)	54,981	279,853
Verint Systems, Inc. (a)	3,884	130,386
		7,310,941
TOTAL INFORMATION TECHNOLOGY		29,647,996
MATERIALS - 5.1%
Chemicals - 1.6%
A. Schulman, Inc.	5,394	155,887
Balchem Corp. (e)	1,198	57,516
FutureFuel Corp.	43,324	605,670
Innospec, Inc.	12,491	512,506
Landec Corp. (a)	9,192	129,056
LSB Industries, Inc. (a)	5,183	175,030
Minerals Technologies, Inc.	23,426	997,948
Olin Corp.	4,579	114,154
Quaker Chemical Corp.	2,180	141,242
Sensient Technologies Corp.	8,543	352,570
Stepan Co.	4,207	227,304
		3,468,883
Construction Materials - 0.7%
Eagle Materials, Inc.	5,699	420,301
Headwaters, Inc. (a)(e)	65,161	691,358
Texas Industries, Inc. (a)	5,245	374,545
		1,486,204
Containers & Packaging - 1.6%
AEP Industries, Inc. (a)	9,000	751,320
Berry Plastics Group, Inc.	16,054	337,295
Boise, Inc.	74,606	601,324
Graphic Packaging Holding Co. (a)	129,763	997,877
Myers Industries, Inc.	39,224	576,985
		3,264,801
Metals & Mining - 0.1%
Kaiser Aluminum Corp.	2,825	179,218
Worthington Industries, Inc.	2,941	101,112
		280,330
Paper & Forest Products - 1.1%
Clearwater Paper Corp. (a)	1,624	77,676
Louisiana-Pacific Corp. (a)	71,682	1,259,453
Neenah Paper, Inc.	5,278	165,782
P.H. Glatfelter Co.	4,949	122,389
Schweitzer-Mauduit International, Inc.	14,220	683,413
		2,308,713
TOTAL MATERIALS		10,808,931
UTILITIES - 4.3%
Electric Utilities - 2.7%
Allete, Inc.	5,295	250,559
Cleco Corp.	26,847	1,221,807
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
El Paso Electric Co.	30,671	$ 1,097,715
IDACORP, Inc.	16,228	766,448
PNM Resources, Inc. (e)	25,076	562,204
Portland General Electric Co. (e)	37,703	1,147,679
UNS Energy Corp.	15,286	716,608
		5,763,020
Gas Utilities - 0.2%
Southwest Gas Corp.	9,885	468,055
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	19,265	914,510
Genie Energy Ltd. Class B	14,378	123,507
		1,038,017
Multi-Utilities - 0.5%
Avista Corp.	15,001	400,677
NorthWestern Energy Corp.	16,461	677,535
		1,078,212
Water Utilities - 0.4%
American States Water Co.	16,275	864,683
TOTAL UTILITIES		9,211,987
TOTAL COMMON STOCKS (Cost $173,376,486)		202,074,540
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 6/27/13 (f) (Cost $699,947)	$ 700,000	699,991
Money Market Funds - 18.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	8,962,301	8,962,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	29,671,396	29,671,396
TOTAL MONEY MARKET FUNDS (Cost $38,633,697)		38,633,697
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $212,710,130)		241,408,228
NET OTHER ASSETS (LIABILITIES) - (13.6)%		(28,910,308)
NET ASSETS - 100%		$ 212,497,920
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Russell 2000 Mini Index Contracts	June 2013	$ 10,224,240	$ 360,388

The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $606,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 16,209
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,469,873	$ 30,469,873	$ -	$ -
Consumer Staples	9,826,313	9,826,313	-	-
Energy	9,267,142	9,267,142	-	-
Financials	47,191,391	47,191,391	-	-
Health Care	23,061,252	23,061,252	-	-
Industrials	32,589,655	32,589,655	-	-
Information Technology	29,647,996	29,647,996	-	-
Materials	10,808,931	10,808,931	-	-
Utilities	9,211,987	9,211,987	-	-
U.S. Government and Government Agency Obligations	699,991	-	699,991	-
Money Market Funds	38,633,697	38,633,697	-	-
Total Investments in Securities:	$ 241,408,228	$ 240,708,237	$ 699,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 360,388	$ 360,388	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $213,010,659. Net unrealized appreciation aggregated $28,397,569, of which $33,470,228 related to appreciated investment securities and $5,072,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2013

1.850084.106

VEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.3%
Delphi Automotive PLC	6,239	$ 304,526
Gentex Corp. (e)	18,226	416,829
Lear Corp.	8,395	503,532
Visteon Corp. (a)	6,478	411,159
		1,636,046
Automobiles - 0.8%
Ford Motor Co.	66,270	1,039,114
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	32,206	575,843
Household Durables - 0.6%
PulteGroup, Inc. (a)	33,456	722,315
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	21,488	482,406
Media - 3.6%
Comcast Corp. Class A	34,569	1,387,945
News Corp. Class A	2,656	85,284
Starz - Liberty Capital Series A (a)(e)	36,477	841,889
The Walt Disney Co.	19,765	1,246,776
Time Warner Cable, Inc.	5,612	536,002
Time Warner, Inc.	7,023	409,933
Washington Post Co. Class B (e)	195	91,110
		4,598,939
Multiline Retail - 0.5%
Dillard's, Inc. Class A	7,251	669,050
Target Corp.	449	31,206
		700,256
Specialty Retail - 1.0%
CST Brands, Inc. (a)	1,770	53,790
Foot Locker, Inc.	843	28,932
Gap, Inc.	15,319	621,185
Home Depot, Inc.	5,858	460,790
PetSmart, Inc.	1,543	104,153
		1,268,850
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	4,472	275,744
TOTAL CONSUMER DISCRETIONARY		11,299,513
CONSUMER STAPLES - 7.7%
Beverages - 0.4%
PepsiCo, Inc.	4,251	343,353
The Coca-Cola Co.	4,074	162,919
		506,272
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	25,109	1,445,776
Kroger Co.	11,564	389,360
Safeway, Inc. (e)	10,620	244,366

	Shares	Value
Wal-Mart Stores, Inc.	2,498	$ 186,950
Walgreen Co.	4,419	211,051
		2,477,503
Food Products - 3.1%
Archer Daniels Midland Co.	18,431	594,031
ConAgra Foods, Inc.	16,286	548,675
General Mills, Inc.	9,969	469,341
Ingredion, Inc.	6,201	422,412
Kraft Foods Group, Inc.	1,074	59,210
Mondelez International, Inc.	32,741	964,550
The J.M. Smucker Co.	2,202	222,314
Tyson Foods, Inc. Class A	29,151	728,775
		4,009,308
Household Products - 2.2%
Procter & Gamble Co.	36,265	2,783,701
Tobacco - 0.1%
Altria Group, Inc.	3,400	122,740
Reynolds American, Inc.	10	481
		123,221
TOTAL CONSUMER STAPLES		9,900,005
ENERGY - 14.7%
Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc. (e)	5,617	386,506
Oil, Gas & Consumable Fuels - 14.4%
Anadarko Petroleum Corp.	2,820	246,665
Chevron Corp.	33,026	4,053,942
ConocoPhillips	15,724	964,510
CVR Energy, Inc. (e)	5,567	349,663
Delek US Holdings, Inc.	16,298	587,217
Exxon Mobil Corp.	73,145	6,617,431
HollyFrontier Corp.	16,111	797,495
Marathon Petroleum Corp.	12,122	1,000,065
Occidental Petroleum Corp.	12,663	1,165,882
Phillips 66	18,483	1,230,413
Tesoro Corp.	12,264	756,076
Valero Energy Corp.	15,930	647,236
Western Refining, Inc.	2,170	72,413
		18,489,008
TOTAL ENERGY		18,875,514
FINANCIALS - 29.1%
Capital Markets - 4.2%
American Capital Ltd. (a)	32,925	438,890
Franklin Resources, Inc.	3,800	588,278
Goldman Sachs Group, Inc.	10,717	1,737,011
Morgan Stanley	48,087	1,245,453
Raymond James Financial, Inc.	9,292	408,569
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	14,595	$ 446,753
T. Rowe Price Group, Inc.	6,522	494,759
		5,359,713
Commercial Banks - 4.7%
CIT Group, Inc. (a)	11,917	549,135
Fifth Third Bancorp	31,655	576,121
KeyCorp	629	6,781
PNC Financial Services Group, Inc.	1,551	111,114
Regions Financial Corp.	91,514	835,523
U.S. Bancorp	15,399	539,889
Wells Fargo & Co.	85,360	3,461,348
		6,079,911
Consumer Finance - 1.4%
American Express Co.	9,702	734,538
Capital One Financial Corp.	1,501	91,456
Discover Financial Services	20,491	971,478
		1,797,472
Diversified Financial Services - 7.0%
Bank of America Corp.	133,936	1,829,566
CBOE Holdings, Inc.	14,389	577,574
Citigroup, Inc.	54,877	2,853,055
JPMorgan Chase & Co.	66,953	3,654,964
		8,915,159
Insurance - 9.4%
ACE Ltd.	3,428	307,423
Allstate Corp.	13,750	663,300
American Financial Group, Inc.	4,967	241,198
American National Insurance Co.	3,840	383,539
Aspen Insurance Holdings Ltd. (e)	16,968	623,404
Axis Capital Holdings Ltd.	15,464	673,612
Berkshire Hathaway, Inc. Class B (a)	28,414	3,241,185
Everest Re Group Ltd.	5,217	676,175
Fidelity National Financial, Inc. Class A	27,654	727,577
First American Financial Corp.	9,208	219,887
HCC Insurance Holdings, Inc.	9,205	394,434
Marsh & McLennan Companies, Inc.	2,621	104,892
PartnerRe Ltd.	7,795	706,617
Platinum Underwriters Holdings Ltd.	7,127	406,952
ProAssurance Corp.	9,318	467,764
Reinsurance Group of America, Inc.	6,828	449,897
RenaissanceRe Holdings Ltd.	7,694	661,376
The Travelers Companies, Inc.	5,944	497,632
Validus Holdings Ltd.	18,009	650,305
		12,097,169
Real Estate Investment Trusts - 2.0%
Corrections Corp. of America	13,117	461,063
Extra Space Storage, Inc.	8,551	358,201
MFA Financial, Inc.	24,278	213,161

	Shares	Value
Public Storage	1,661	$ 252,140
Redwood Trust, Inc.	29,246	560,353
Retail Properties America, Inc.	17,250	263,235
Weyerhaeuser Co.	14,864	443,244
		2,551,397
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	10,604	453,639
TOTAL FINANCIALS		37,254,460
HEALTH CARE - 12.3%
Biotechnology - 1.0%
Amgen, Inc.	5,924	595,540
United Therapeutics Corp. (a)(e)	9,641	640,837
		1,236,377
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	11,229	411,767
CareFusion Corp. (a)	13,870	509,723
Medtronic, Inc.	19,183	978,525
St. Jude Medical, Inc. (e)	9,410	406,794
		2,306,809
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	11,519	540,932
Humana, Inc.	6,215	502,048
Quest Diagnostics, Inc. (e)	8,827	545,862
UnitedHealth Group, Inc.	10,670	668,262
WellPoint, Inc.	12,169	936,648
		3,193,752
Pharmaceuticals - 7.0%
AbbVie, Inc.	3,667	156,544
Eli Lilly & Co.	14,309	760,666
Johnson & Johnson	37,075	3,120,974
Merck & Co., Inc.	41,302	1,928,803
Pfizer, Inc.	111,881	3,046,520
		9,013,507
TOTAL HEALTH CARE		15,750,445
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	5,286	415,057
Engility Holdings, Inc. (a)(e)	3,304	84,483
General Dynamics Corp.	7,368	568,073
L-3 Communications Holdings, Inc.	1,320	112,319
Northrop Grumman Corp.	9,047	745,382
Raytheon Co.	9,017	600,893
The Boeing Co.	7,478	740,472
		3,266,679
Air Freight & Logistics - 0.0%
FedEx Corp.	460	44,316
Commercial Services & Supplies - 0.4%
ADT Corp.	12,223	496,132
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.9%
3M Co.	4,062	$ 447,917
Danaher Corp.	9,973	616,531
General Electric Co.	166,835	3,890,592
		4,955,040
Machinery - 1.0%
CNH Global NV	13,311	577,032
Dover Corp.	5,142	402,362
Trinity Industries, Inc. (e)	7,544	308,776
		1,288,170
Road & Rail - 0.3%
Union Pacific Corp.	2,559	395,673
TOTAL INDUSTRIALS		10,446,010
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc. (a)	77,154	418,946
Cisco Systems, Inc.	104,865	2,525,149
QUALCOMM, Inc.	7,581	481,242
		3,425,337
Computers & Peripherals - 1.8%
EMC Corp.	25,844	639,897
Hewlett-Packard Co.	10,760	262,759
NetApp, Inc.	15,002	563,025
Western Digital Corp.	12,162	770,098
		2,235,779
Electronic Equipment & Components - 0.3%
Avnet, Inc. (a)	11,745	401,209
IT Services - 0.8%
Amdocs Ltd.	12,569	448,713
Booz Allen Hamilton Holding Corp. Class A	10,408	181,516
CoreLogic, Inc. (a)	15,607	408,903
		1,039,132
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp. Class A	1,722	61,837
Intel Corp.	35,858	870,632
		932,469
Software - 0.8%
CA Technologies, Inc.	18,708	510,915
Microsoft Corp.	12,526	436,907
Oracle Corp.	1,718	58,000
		1,005,822
TOTAL INFORMATION TECHNOLOGY		9,039,748

	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.4%
CF Industries Holdings, Inc.	3,835	$ 732,332
LyondellBasell Industries NV Class A (e)	9,732	648,638
Monsanto Co.	3,314	333,521
Westlake Chemical Corp.	1,061	99,097
		1,813,588
Containers & Packaging - 0.8%
Bemis Co., Inc.	10,983	429,984
Graphic Packaging Holding Co. (a)	29,666	228,132
Packaging Corp. of America	7,751	379,799
		1,037,915
TOTAL MATERIALS		2,851,503
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	75,768	2,651,122
CenturyLink, Inc.	25,495	870,654
		3,521,776
UTILITIES - 4.7%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	14,144	648,078
Duke Energy Corp.	2,081	139,281
Edison International	17,431	800,780
NV Energy, Inc.	21,100	494,584
Pinnacle West Capital Corp.	7,298	412,191
Portland General Electric Co.	2,993	91,107
Southern Co.	2,201	96,624
Xcel Energy, Inc.	18,413	528,821
		3,211,466
Gas Utilities - 0.0%
Southwest Gas Corp.	72	3,409
Multi-Utilities - 1.8%
Alliant Energy Corp.	1,655	81,525
Ameren Corp.	14,976	509,783
Consolidated Edison, Inc.	9,089	518,709
DTE Energy Co.	7,504	499,841
Public Service Enterprise Group, Inc.	17,292	571,328
SCANA Corp.	2,415	121,813
		2,302,999
Water Utilities - 0.4%
American Water Works Co., Inc.	11,001	439,380
TOTAL UTILITIES		5,957,254
TOTAL COMMON STOCKS (Cost $100,938,916)		124,896,228
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 6/27/13 (f) (Cost $199,982)	$ 200,000	$ 199,997
Money Market Funds - 6.7%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,477,702	3,477,702
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	5,101,450	5,101,450
TOTAL MONEY MARKET FUNDS (Cost $8,579,152)		8,579,152
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $109,718,050)		133,675,377
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(5,598,101)
NET ASSETS - 100%		$ 128,077,276
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
39 CME E-mini S&P 500 Index Contracts	June 2013	$ 3,176,550	$ 92,711
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,591
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,299,513	$ 11,299,513	$ -	$ -
Consumer Staples	9,900,005	9,900,005	-	-
Energy	18,875,514	18,875,514	-	-
Financials	37,254,460	37,254,460	-	-
Health Care	15,750,445	15,750,445	-	-
Industrials	10,446,010	10,446,010	-	-
Information Technology	9,039,748	9,039,748	-	-
Materials	2,851,503	2,851,503	-	-
Telecommunication Services	3,521,776	3,521,776	-	-
Utilities	5,957,254	5,957,254	-	-
U.S. Government and Government Agency Obligations	199,997	-	199,997	-
Money Market Funds	8,579,152	8,579,152	-	-
Total Investments in Securities:	$ 133,675,377	$ 133,475,380	$ 199,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 92,711	$ 92,711	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $109,841,956. Net unrealized appreciation aggregated $23,833,421, of which $24,620,101 related to appreciated investment securities and $786,680 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2013